Note 10 - Employee Benefits (Details Textual) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Other long-term employee benefits	€ 479	€ 415
Increase (decrease) in employee benefit obligation per 50 basis point changes in discount rate	286
Post-employment benefit expense, defined contribution plans	€ 1,375	€ 1,277	€ 982